Leases (Schedule of maturities of lease liabilities) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 3,937
2025	3,379
2026	2,665
2027	2,465
2028 and thereafter	7,886
Total operating lease payments	20,332
Less: imputed interest	2,727
Present value of lease liability	$ 17,605